Investment in Affiliates (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Teamhead Automobile CNY	Dec. 31, 2011 Teamhead Automobile CNY	Dec. 31, 2012 Jiaxing CNY	Dec. 31, 2011 Jiaxing CNY	Dec. 31, 2012 Sincere Fame CNY	Dec. 31, 2011 Sincere Fame CNY
Investment in affiliates
Investment in affiliates (as a percent)					40.00%		30.00%		20.58%
Investment in affiliates	$ 27,065	168,620	153,962		471	322	347	600	167,802	153,040
Share of income of affiliates	$ 2,353	14,658	14,246	12,904